Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Summary of Restricted Stock Unit Activity
A summary of the unvested time-based RSU activity for Director RSUs, Employee RSUs, and the Time-Based Awards granted to the CEO and CFO during the year ended December 31, 2022 was as follows:
	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2021	—
Granted	4,555,256	$10.10
Outstanding at December 31, 2022	4,555,256	$10.10

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions
The following table summarizes the key input assumptions used in the Black-Scholes option-pricing model to estimate the fair value of unit options granted for the years ended December 31, 2022 and 2021:
Year Ended December 31,
	2022	2021
Expected life of options (in years)(1)	4.57 - 4.61	4.55 - 4.61
Expected stock price volatility(2)	56.39% - 61.97%	48.20% - 56.46%
Risk free interest rate(3)	1.37% - 4.24%	0.32% - 0.98%
Expected dividend yield(4)	—%	—%
Weighted average grant-date fair value per unit of stock options granted	$2.75 - $6.37	$2.51
Fair value per common stock/unit	$4.20 - $8.36	$3.21 - $4.20

(1)	The expected term for award is determined using the simplified method, which estimates the expected term using the contractual life of the option and the vesting period.
(2)	Expected volatility is based on historical volatilities of a publicly traded per group over a period equivalent to the expected term of the awards
(3)	The risk-free interest rate is based on the U.S. Treasury yield of treasury bonds with a maturity that approximates the expected term of the awards
(4)
Prior to the date of the Business Combination, Legacy Grindr did not historically pay any cash dividends on its common stock. On June 10, 2022 and November 14, 2022, Legacy Grindr's Board of Managers approved a special distribution as described in Note 12, and the Company does not expect to pay any normal course cash dividends on its common stock in the foreseeable future.

The following table summarizes the key input assumptions used in the Black-Scholes option-pricing model to estimate the fair value of the Series P Units granted during the year ended December 31, 2021:
December 31, 2021
Expected life of units (in years)(1)	3
Expected unit price volatility(2)	70.0%
Risk free interest rate(3)	0.4%
Expected dividend yield(4)	—%
Weighted average grant-date fair value per SVE series P unit for each SVE Series P unit granted	$2.42
Fair value per common unit	$3.55

(1)
The expected term for award is estimated in consideration of the time period expected to achieve the performance condition, the contractual term of the award, and estimates of future exercise behavior.

(2)	Expected volatility is based on historical volatilities of a publicly traded per group over a period equivalent to the expected term of the awards
(3)	The risk-free interest rate is based on the U.S. Treasury yield of treasury bonds with a maturity that approximates the expected term of the awards
(4)
Prior to the date of the Business Combination, Legacy Grindr did not historically pay any cash dividends on its common stock. On June 10, 2022 and November 14, 2022, the Legacy Grindr's Board of Managers approved a special distribution as described in Note 12, and the Company does not expect to pay any normal course cash dividends on its common stock in the foreseeable future.

Summary of Stock Option Activity
The following table summarizes the option activity for the years ended December 31, 2022 and 2021:
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2020 (as previously reported)	2,524,205	$4.50	6.6	$680
Retroactive application of recapitalization	1,017,859
Outstanding at December 31, 2020, after effect of reverse recapitalization	3,542,064	$3.21	6.6	$680
Granted	1,987,623	$4.03
Exercised	(421,771)	$3.21
Forfeited	(278,544)	$3.26
Outstanding at December 31, 2021	4,829,372	$3.55	6.1	$3,159
Granted	1,767,002	$7.70
Exercised	(598,053)	$3.38
Forfeited	(1,292,556)	$3.45
Outstanding at December 31, 2022	4,705,765	$5.15	5.7	$2,967

Exercisable at December 31, 2021	716,441	$3.22	5.7	$699
Exercisable at December 31, 2022	1,083,987	$3.52	5.0	$1,225

Summary of the Components of Total Stock-Based Compensation Expense
The following table summarizes stock-based compensation expenses for the years ended December 31, 2022 and 2021, respectively:
	Year Ended December 31,
	2022	2021
Selling, general and administrative expenses	$27,665	$2,217
Product development expenses	921	268
	$28,586	$2,485